Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares
Stockholders' Equity
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock [Member]
Liabilities, redeemable noncontrolling interest and stockholders'/member's (deficit) equity
Class A common stock subject to possible redemption (in shares)	718,750
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	1,200,000,000
Common stock, shares issued (in shares)	68,020,630
Common stock, shares outstanding (in shares)	68,020,630
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000
Common stock, shares issued (in shares)	195,800,000
Common stock, shares outstanding (in shares)	195,800,000